Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares, at cost		Accumulated other comprehensive income	Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling interests		Bank		Bank Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Total shareholders' equity	Bank Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Accumulated other comprehensive income Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Noncontrolling interests
Balance at Dec. 31, 2018		SFr 44,019		SFr 178	SFr 43,922	SFr 178	SFr 102	SFr 34,889	SFr 26,973	SFr 242	SFr (61)		SFr (17,981)	SFr (64)	SFr 97		SFr 45,994		SFr 178	SFr 45,296	SFr 178	SFr 4,400	SFr 45,557		SFr 10,179	SFr 242	SFr 0		SFr (14,840)	SFr (64)	SFr 698
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(103)													(103)		(103)														(103)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		74													74		68														68
Net income/(loss)		3,425			3,419				3,419						6		3,095			3,081					3,081						14
Total other comprehensive income/(loss), net of tax		(2,222)			(2,224)								(2,224)		2		(2,649)			(2,642)									(2,642)		(7)
Sale of treasury shares		9,624			9,624			11			9,613
Repurchase of treasury shares		(11,536)			(11,536)						(11,536)
Share-based compensation, net of tax		834			834			334			500						254			254			254
Financial instruments indexed to own shares		122			122			122
Dividends on share-based compensation, net of tax																	(35)			(35)			(35)
Dividends paid		(696)			(695)												(11)			(10)					(10)
Dividends paid out of reserves from capital contributions								(695)
Cash dividends paid to noncontrolling interest holders															(1)																(1)
Change in scope of consolidation, net		(5)													(5)		(4)														(4)
Other																	(24)			(2)			(2)								(22)
Balance at Dec. 31, 2019		43,714		SFr (132)	43,644	SFr (132)	102	34,661	30,634	SFr (132)	(1,484)		(20,269)		70		46,763		SFr (132)	46,120	SFr (132)	4,400	45,774		13,492	SFr (132)	0		(17,546)		643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(20)													(20)		(20)														(20)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		19													19		19														19
Net income/(loss)		2,666			2,669				2,669						(3)		2,514			2,511					2,511						3
Total other comprehensive income/(loss), net of tax		(2,887)			(2,881)								(2,881)		(6)		(2,751)			(2,693)									(2,693)		(58)
Cancellation of repurchased shares							(4)	(1,321)			1,325
Sale of treasury shares		12,364			12,364			(35)			12,399
Repurchase of treasury shares		(13,253)			(13,253)						(13,253)
Share-based compensation, net of tax		962			962			377			585						494			494			494
Dividends on share-based compensation, net of tax																	(41)			(41)			(41)
Dividends paid		(716)			(716)				(337)								(10)			(10)			(10)
Dividends paid out of reserves from capital contributions								(379)
Change in scope of consolidation, net		198													198		198														198
Other		26			20			20							6		25			15			15								10
Balance at Dec. 31, 2020		42,941			42,677		98	33,323	32,834		(428)		(23,150)		264		47,059			46,264		4,400	46,232		15,871		0	[1]	(20,239)		795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(42)	[2],[3]												(42)	[2],[3]	(46)	[4],[5]													(46)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		27	[3]												27	[3]	27	[5]													27	[5]
Net income/(loss)		(1,626)			(1,650)				(1,650)						24		(1,029)			(929)					(929)						(100)
Total other comprehensive income/(loss), net of tax		1,830			1,824								1,824		6		908			880									880		28
Issuance of common shares		0					8	1,748			(1,756)	[6]
Other activities relating to the issuance of common shares		1,756			1,756						1,756
Sale of treasury shares		20,858			20,858			(22)			20,880
Repurchase of treasury shares		(21,915)			(21,915)						(21,915)
Share-based compensation, net of tax		689			689			54			635						125			125			125
Dividends on share-based compensation, net of tax																	(9)			(9)			(9)
Dividends paid		(257)			(256)				(120)								(11)			(10)					(10)
Dividends paid out of reserves from capital contributions	[7]							(136)
Cash dividends paid to noncontrolling interest holders															(1)																(1)
Change in scope of consolidation, net		(2)													(2)		(3)														(3)
Other		(29)			(29)			(29)									1,066			1,069			1,069	[8]							(3)
Balance at Dec. 31, 2021		SFr 44,230			SFr 43,954		SFr 106	SFr 34,938	SFr 31,064		SFr (828)		SFr (21,326)		SFr 276		SFr 48,087			SFr 47,390		SFr 4,400	SFr 47,417		SFr 14,932		SFr 0	[1]	SFr (19,359)		SFr 697

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Reflects the issuance of mandatory convertible notes in May 2021.
[7]	Paid out of capital contribution reserves.
[8]	Includes a capital contribution of CHF 1,080 million from Credit Suisse Group AG to Credit Suisse AG following the issuance of mandatory convertible notes in May 2021 by the Group.